11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 9) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions for contingencies
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	$ 5,311	$ 7,500	$ 831
Increases	4,013	1,627	998
Reclassification	0	(347)
Increases for purchases of subsidiaries			7,047
Decreases	(904)	(1,461)	(146)
Gain on net monetary position	(1,965)	(1,404)	(1,230)
Reclassification to liabilities associated with assets classified as held for sale		0
Reversal of unused amounts	(1,123)	(604)
Provisions, ending	5,332	5,311	7,500
Asset retirement obligation
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	1,579	3,430	122
Increases	1,391	1,053	1,330
Reclassification	(677)	(27)
Increases for purchases of subsidiaries			2,558
Decreases	(190)	(276)	(55)
Gain on net monetary position	(677)	(695)	(525)
Reclassification to liabilities associated with assets classified as held for sale		(1,292)
Reversal of unused amounts	(591)	(614)
Provisions, ending	835	1,579	3,430
Environmental remediation
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	210	642	0
Increases	208	162	444
Reclassification	0	27
Increases for purchases of subsidiaries			497
Decreases	(184)	(223)	(203)
Gain on net monetary position	(74)	(123)	(96)
Reclassification to liabilities associated with assets classified as held for sale		(272)
Reversal of unused amounts	0	(3)
Provisions, ending	$ 160	$ 210	$ 642